Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 01, 2011	Dec. 31, 2013 Monomoy	Dec. 31, 2012 Monomoy
Related Party Transaction [Line Items]
Transaction fees with related parties	$ 3.0
Related party expenses included in selling, distribution and administrative expenses		$ 1.1	$ 2.5